Quarterly Holdings Report
for
Fidelity® Overseas Fund
July 31, 2023
OVE-NPRT3-0923
1.804876.119
Common Stocks - 99.3%
	Shares	Value ($)
Australia - 0.5%
Flutter Entertainment PLC (a)	216,874	43,168,246
Bailiwick of Jersey - 0.3%
JTC PLC (b)	3,047,000	28,154,646
Belgium - 1.2%
Azelis Group NV	1,024,000	26,458,368
KBC Group NV	1,023,390	77,025,243
TOTAL BELGIUM		103,483,611
Canada - 1.6%
Constellation Software, Inc.	62,100	131,200,937
Lumine Group, Inc.	178,222	2,828,792
TOTAL CANADA		134,029,729
China - 0.0%
Chervon Holdings Ltd.	699,700	2,619,759
Denmark - 4.6%
Carlsberg A/S Series B	319,300	47,889,818
DSV A/S	693,700	138,895,579
Novo Nordisk A/S Series B	1,240,900	200,097,906
TOTAL DENMARK		386,883,303
Finland - 1.0%
Nordea Bank ABP	7,207,600	81,536,043
France - 16.2%
Air Liquide SA	676,829	121,689,761
ALTEN	516,656	74,416,289
Antin Infrastructure Partners SA	198,900	3,571,217
Capgemini SA	628,533	113,901,853
Edenred SA	1,961,679	127,427,647
EssilorLuxottica SA	626,013	125,917,839
L'Oreal SA	257,000	119,584,259
LVMH Moet Hennessy Louis Vuitton SE	287,763	267,265,049
Pernod Ricard SA	564,600	124,528,007
Safran SA	819,500	136,047,737
TotalEnergies SE	2,337,344	142,008,894
TOTAL FRANCE		1,356,358,552
Germany - 7.4%
Allianz SE	448,301	107,143,644
Deutsche Borse AG	561,791	107,640,005
Hannover Reuck SE	486,300	103,809,452
Infineon Technologies AG	2,738,500	120,317,333
Merck KGaA	550,700	96,758,045
Siemens Healthineers AG (b)	1,543,600	89,645,481
TOTAL GERMANY		625,313,960
Hong Kong - 2.1%
AIA Group Ltd.	12,652,800	126,587,996
Techtronic Industries Co. Ltd.	4,028,000	45,476,336
TOTAL HONG KONG		172,064,332
India - 1.6%
HCL Technologies Ltd.	2,147,200	29,155,864
HDFC Bank Ltd.	5,200,700	104,420,833
TOTAL INDIA		133,576,697
Ireland - 0.9%
Kingspan Group PLC (Ireland)	963,300	77,317,830
Italy - 3.0%
FinecoBank SpA	4,669,000	72,460,277
GVS SpA (a)(b)	528,100	3,353,230
Industrie de Nora SpA	363,000	7,491,454
Recordati SpA	1,698,130	87,660,060
UniCredit SpA	3,248,500	82,252,856
TOTAL ITALY		253,217,877
Japan - 12.4%
Bandai Namco Holdings, Inc.	1,201,900	27,152,895
BayCurrent Consulting, Inc.	812,300	26,196,411
Capcom Co. Ltd.	1,242,700	55,904,685
FUJIFILM Holdings Corp.	835,400	48,427,539
Hoya Corp.	892,600	103,712,635
Iriso Electronics Co. Ltd.	501,900	13,917,657
Misumi Group, Inc.	1,737,300	31,683,301
NOF Corp.	941,400	40,570,227
Persol Holdings Co. Ltd.	2,385,300	47,080,606
Relo Group, Inc.	1,741,700	24,020,071
Shin-Etsu Chemical Co. Ltd.	2,809,700	92,565,154
SMC Corp.	101,965	53,145,220
Sony Group Corp.	1,485,000	139,094,373
Sumitomo Mitsui Financial Group, Inc.	1,885,400	88,334,168
Suzuki Motor Corp.	1,480,500	59,286,602
TIS, Inc.	1,085,400	27,488,815
Tokio Marine Holdings, Inc.	3,803,200	87,454,537
Tokyo Electron Ltd.	513,500	77,069,708
TOTAL JAPAN		1,043,104,604
Luxembourg - 0.3%
Eurofins Scientific SA	344,841	23,727,375
Netherlands - 7.3%
ASM International NV (Netherlands)	195,400	92,973,005
ASML Holding NV (Netherlands)	384,700	275,548,610
IMCD NV	622,424	94,406,798
Topicus.Com, Inc. (a)	122,288	9,644,676
Wolters Kluwer NV	1,085,521	136,301,165
TOTAL NETHERLANDS		608,874,254
Spain - 1.3%
Amadeus IT Holding SA Class A	1,569,357	112,537,633
Sweden - 3.5%
Addlife AB	2,778,272	22,619,121
AddTech AB (B Shares)	3,841,696	71,604,799
Atlas Copco AB (A Shares)	7,346,244	104,359,897
Indutrade AB	4,506,101	94,562,026
Kry International AB (a)(c)(d)	2,787	157,413
TOTAL SWEDEN		293,303,256
Switzerland - 6.2%
Compagnie Financiere Richemont SA Series A	994,300	160,115,011
Julius Baer Group Ltd.	1,345,884	95,325,662
Partners Group Holding AG	69,820	78,302,804
Sika AG	454,612	141,119,739
Sonova Holding AG	148,741	41,361,955
TOTAL SWITZERLAND		516,225,171
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,697,000	48,609,326
United Kingdom - 15.9%
3i Group PLC	3,146,600	79,832,971
Ashtead Group PLC	1,103,911	81,630,495
AstraZeneca PLC (United Kingdom)	1,419,600	203,962,841
BAE Systems PLC	6,334,300	75,752,283
Beazley PLC	4,749,535	33,432,807
Compass Group PLC	5,586,098	145,337,163
Diageo PLC	3,715,800	162,166,028
Diploma PLC	1,567,295	65,128,745
Hiscox Ltd.	2,935,313	40,646,296
London Stock Exchange Group PLC	864,500	93,880,211
RELX PLC (London Stock Exchange)	4,260,600	143,397,941
Rentokil Initial PLC	12,994,515	105,959,392
Sage Group PLC	5,866,300	70,512,082
Volution Group PLC	7,215,267	37,187,007
TOTAL UNITED KINGDOM		1,338,826,262
United States of America - 11.4%
CBRE Group, Inc. (a)	855,800	71,296,698
CDW Corp.	256,000	47,889,920
Equifax, Inc.	117,700	24,020,216
Experian PLC	2,682,100	103,651,324
Ferguson PLC	511,100	82,022,819
ICON PLC (a)	343,100	86,258,771
Linde PLC	331,200	129,389,904
Marsh & McLennan Companies, Inc.	676,900	127,541,498
Nestle SA (Reg. S)	941,930	115,404,523
S&P Global, Inc.	267,705	105,612,300
Thermo Fisher Scientific, Inc.	111,500	61,175,590
TOTAL UNITED STATES OF AMERICA		954,263,563
TOTAL COMMON STOCKS (Cost $5,969,154,412)		8,337,196,029

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(c)(d) (Cost $7,360,943)	16,101	909,406

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e) (Cost $51,426,175)	51,415,891	51,426,175

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $6,027,941,530)	8,389,531,610
NET OTHER ASSETS (LIABILITIES) - 0.1%	11,875,753
NET ASSETS - 100.0%	8,401,407,363

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,153,357 or 1.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,066,819 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410

Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	214,978,741	1,074,737,573	1,238,290,139	3,609,294	-	-	51,426,175	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	17,314,388	1,014,218,457	1,031,532,845	739,698	-	-	-	0.0%
Total	232,293,129	2,088,956,030	2,269,822,984	4,348,992	-	-	51,426,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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